Financial risk management objectives and policies (Details) € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Offset trade receivables and payables	€ 902		€ 902	€ 1,802
Proceeds from issuing shares	194,300	$ 231.4	203,006	329,161	€ 215,985
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,651		6,651	9,497
Trade notes and accounts receivable | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,712		14,712	17,780
Trade notes and accounts receivable | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(8,061)		(8,061)	(8,283)	(4,254)
Other receivables | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,406		3,406	4,728
Other receivables | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ (589)		€ (589)	€ (503)	€ (484)